Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)

12. Quarterly Results of Operations (Unaudited)

The following table contains quarterly financial information for 2017 and 2016. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	Three Months Ended
	(unaudited)
	(in thousands, except share and per share amounts)
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017
Total operating expenses	$12,378	$15,379	$15,929	$17,282
Operating loss	(12,378)	(15,379)	(15,929)	(17,282)
Total other income (expense), net	33	185	328	301
Net loss	$(12,345)	$(15,194)	$(15,601)	$(16,981)
Accretion of redeemable convertible preferred stock	(4,468)	(289)	—	—
Net loss attributable to common stockholders	$(16,813)	$(15,483)	$(15,601)	$(16,981)
Net loss per share attributable to common stockholders, basic and diluted	$(11.24)	$(1.09)	$(0.55)	$(0.60)
Weighted average common shares outstanding, basic and diluted	1,496,336	14,208,115	28,318,656	28,362,323

	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016
Total operating expenses	$5,946	$7,429	$6,613	$10,403
Operating loss	(5,946)	(7,429)	(6,613)	(10,403)
Total other income (expense), net	(8)	50	56	2
Net loss and comprehensive loss	$(5,954)	$(7,379)	$(6,557)	$(10,401)
Accretion of redeemable convertible preferred stock	(1,009)	(986)	(1,205)	(1,205)
Net loss attributable to common stockholders	$(6,963)	$(8,365)	$(7,762)	$(11,606)
Net loss per share attributable to common stockholders, basic and diluted	$(4.71)	$(5.63)	$(5.21)	$(7.77)
Weighted average common shares outstanding, basic and diluted	1,447,219	1,486,303	1,490,552	1,493,753